Financial assets, liabilities and financial result (excluding Orange Bank) - Hedging instrument reserves (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments	€ 721	€ (686)	€ (763)
Reserve to be amortized for discontinued hedges	€ 454	486	514
Other comprehensive income related to hedging instruments		(200)	(249)
Other subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments		(20)	(25)
IFRS Parent Company [Member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income components related to unmatured hedging instruments		€ (666)	€ (738)